ACQUISITION AND DISPOSITION OF MINERAL INTERESTS AND CORPORATE TRANSACTIONS - Cash (Details) $ in Millions	Apr. 29, 2016 USD ($)
Mineração Riacho dos Machados Ltda
Disclosure of detailed information about business combination [line items]
Cash	$ 53.9